Subsidiaries with significant non-controlling interests (Detail) - DWS Group GmbH and Co. KGaA [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subsidiaries with significant non-controlling interests [Line Items]
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	0.00%
Net income (loss) attributable to noncontrolling interests	€ 58	€ 0
Accumulated non-controlling interests of the subsidiary	1,355	0
Dividends paid to noncontrolling interests	0	0
Summarised financial information [Abstract]
Total assets	10,694	11,226
Total liabilities	4,155	4,860
Total net revenues	2,259	2,509
Net income (loss)	391	634
Total comprehensive income (loss), net of tax	€ 589	€ 604